Significant Accounting Policies (Details) - Schedule of straight-line basis to write off the net cost of each item of property, plant, and equipment	12 Months Ended
Jun. 30, 2021
Buildings [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis to write off the net cost of each item of property, plant, and equipment [Line Items]
Property plant and equipment useful lives	40 years
Leasehold improvements [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis to write off the net cost of each item of property, plant, and equipment [Line Items]
Property plant and equipment useful lives	3 years
Leasehold improvements [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis to write off the net cost of each item of property, plant, and equipment [Line Items]
Property plant and equipment useful lives	10 years
Plant and equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis to write off the net cost of each item of property, plant, and equipment [Line Items]
Property plant and equipment useful lives	3 years
Plant and equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of straight-line basis to write off the net cost of each item of property, plant, and equipment [Line Items]
Property plant and equipment useful lives	7 years